Pensions and Other Postretirement Benefits (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 CompensationPlan	Dec. 31, 2011	Dec. 31, 2010	Jan. 28, 2013
Pension and Other Postretirement Benefits Disclosure [Line Items]
Number of compensation plans		1
Percentage of projected benefit obligation		77.00%
Decrease in projected benefit obligation		$ (65)
Decrease in pension expense		12
Curtailment loss and special termination benefits	30
Reduction in projected benefit obligation as a result of separation transaction					550
Reduction in accumulated benefit obligation as a result of separation transaction					165
Commodity Chemicals - Defined Benefit Plan, Net Periodic Benefit Cost		16	11	15
Commodity Chemicals - Other Postretirement Benefit Expense		11	13	12
ABO for all defined benefit pension plans		5,517	5,117
Aggregate PBO for the pension plans with PBO in excess of plan assets		5,588	5,164
Aggregate fair value of plan assets for the pension plans with PBO in excess of plan assets		4,534	4,196
Aggregate ABO for the pension plans with ABO in excess of plan assets		5,186	4,771
Fair value of plan assets for the pension plans with ABO in excess of plan assets		4,352	3,992
Expected return on assets		7.00%	7.60%	7.80%
Weighted-average healthcare cost trend rate assumed for next fiscal year		6.30%
Assumed ultimate health care cost trend rate		4.50%
Assumed year that ultimate health care cost trend rate will be reached		2024
Commodity Chemicals - Defined Benefit Plan, Contributions by Employer			7	36
Defined Benefit Plan, Benefits Paid		70
Subsidy received under the Medicare Act of 2003		6
Accrued pensions		1,057	968
Expense (income) of the deferred compensation plan		10	2	10
Change in market value of the investment portfolio of the deferred compensation plan		8	1	9
Realized gains on the investment portfolio of the deferred compensation plan		0.9	0.8	0.4
Obligations under the deferred compensation plan		102	95
Investments in marketable securities by the deferred compensation plan		64	59
Defined Contribution Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Recognized expense for defined contribution pension plans		41	37	31
Accrued pensions		13	13
Fiscal Years 2013
Pension and Other Postretirement Benefits Disclosure [Line Items]
Weighted-average healthcare cost trend rate assumed for next fiscal year		6.40%
Assumed ultimate health care cost trend rate		4.50%
Assumed year that ultimate health care cost trend rate will be reached		2024
Pittsburgh Glass Works LLC
Pension and Other Postretirement Benefits Disclosure [Line Items]
Costs related to the pension and other postemployment benefit liabilities of the divested business		35	35
Liabilities for pension and post-employment benefits earned for service up to the time of sale		1,047	1,011
Plant closures in Canada, partial wind-ups of the pension plans, settlement charge, low estimate		20
Plant closures in Canada, partial wind-ups of the pension plans, settlement charge, high estimate		30
Plant closures in Canada, pension plan deficit, low estimate		10
Plant closures in Canada, pension plan deficit, high estimate		15
Pensions
Pension and Other Postretirement Benefits Disclosure [Line Items]
Curtailment loss and special termination benefits		6	58
Fair values of pension plan assets		4,750	4,382	4,127
Estimated amounts of accumulated net actuarial loss that will be amortized from AOCI into net periodic benefit cost in 2012		139
Estimated amounts of accumulated prior service cost that will be amortized from AOCI into net periodic benefit cost in 2012		(1)
Contributions to defined benefit pension plans		80	113
Estimated future benefit payments in 2013		330
Estimated future benefit payments in 2014		303
Estimated future benefit payments in 2015		276
Estimated future benefit payments in 2016		283
Estimated future benefit payments in 2017		260
Estimated aggregate future benefits payments for the five years thereafter		1,389
Defined Benefit Plan, Benefits Paid		347	281
Accrued pensions		1,041	961
Pensions | Defined Contribution Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Curtailment loss and special termination benefits			5
Estimated amounts of accumulated net actuarial loss that will be amortized from AOCI into net periodic benefit cost in 2012		133	106	108
Pensions | Other Postretirement Benefits
Pension and Other Postretirement Benefits Disclosure [Line Items]
Curtailment loss and special termination benefits
Estimated amounts of accumulated net actuarial loss that will be amortized from AOCI into net periodic benefit cost in 2012		31	26	16
Other Postretirement Benefits
Pension and Other Postretirement Benefits Disclosure [Line Items]
Curtailment loss and special termination benefits		0	0
Estimated amounts of accumulated net actuarial loss that will be amortized from AOCI into net periodic benefit cost in 2012		34
Estimated amounts of accumulated prior service cost that will be amortized from AOCI into net periodic benefit cost in 2012		(11)
Estimated future benefit payments in 2013		66
Estimated future benefit payments in 2014		66
Estimated future benefit payments in 2015		66
Estimated future benefit payments in 2016		66
Estimated future benefit payments in 2017		67
Estimated aggregate future benefits payments for the five years thereafter		340
Defined Benefit Plan, Benefits Paid		62	64
Accrued pensions		0	0
Foreign Pension Plans, Defined Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Expected return on assets		6.80%
Contributions to defined benefit pension plans		80	70	83
Expected contributions to defined benefit pension plans in 2013		77
United States Pension Plans of US Entity, Defined Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Expected return on assets		7.30%
Contributions to defined benefit pension plans		0	43	214
Expected contributions to defined benefit pension plans in 2013		0
United States, Canada, Netherlands and United Kingdom
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of defined benefit pension plan assets market value		99.00%
Commodity Chemicals Segment
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets					480
Commodity Chemicals Segment | Defined Contribution Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Recognized expense for defined contribution pension plans		1	1	0
Commodity Chemicals Segment | Other Postretirement Benefits
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated future benefit payments in 2013		9
Estimated future benefit payments in 2014		9
Estimated future benefit payments in 2015		10
Estimated future benefit payments in 2016		10
Estimated future benefit payments in 2017		10
Estimated aggregate future benefits payments for the five years thereafter		49
Commodity Chemicals Segment | Foreign Pension Plans, Defined Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Contributions to defined benefit pension plans		1		2
Estimated future benefit payments in 2013		30
Estimated future benefit payments in 2014		30
Estimated future benefit payments in 2015		30
Estimated future benefit payments in 2016		31
Estimated future benefit payments in 2017		31
Estimated aggregate future benefits payments for the five years thereafter		$ 161